Fees Summary	Mar. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,436,000
Previously Paid Amount	0.00
Total Fee Amount	1,303.11
Total Offset Amount	0.00
Net Fee	1,303.11
Narrative - Max Aggregate Offering Price	$ 9,436,000
Final Prospectus	true